UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: February 19, 2016 to March 17, 2016

Commission File Number of issuing entity: 333-195164-06

Central Index Key Number of issuing entity: 0001635569

Wells Fargo Commercial Mortgage Trust 2015-LC20

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-195164

Central Index Key Number of depositor: 0000850779

Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000740906

Wells Fargo Bank, National Association

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541468

Ladder Capital Finance LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001624053

Silverpeak Real Estate Finance LLC

(Exact name of sponsor as specified in its charter)

Anthony J. Sfarra (212) 214-5600

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3955461
38-3955462
38-3955463
38-7135324

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

 Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A‑1			X
A‑2			X
A‑3			X
A‑4			X
A‑5			X
A‑SB			X
A‑S			X
X-A			X
X-B			X
B			X
C			X
PEX			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1.Distribution and Pool Performance Information

On March 17, 2016 a distribution was made to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-LC20.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the Wells Fargo Commercial Mortgage Trust 2015-LC20 expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary As Reported on March 17, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	69	$825,560,874.01
30-59	0	$0
60-89	0	$0
90-120	0	$0
121+	0	$0
Total	69	$825,560,874.01

No delinquent loans for this period.

No assets securitized by Wells Fargo Commercial Mortgage Securities, Inc. (the "Depositor") and held by Wells Fargo Commercial Mortgage Trust 2015-LC20 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from February 19, 2016 to March 17, 2016 and there is no repurchase activity to report for that period.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on February 12, 2016.  The CIK number for the Depositor is 0000850779.

Wells Fargo Bank, National Association ("Wells Fargo"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 12, 2016.  The Central Index Key number for Wells Fargo is 0000740906.

Ladder Capital Finance LLC ("LCF"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 9, 2016. The Central Index Key number for LCF is 0001541468.

Silverpeak Real Estate Finance LLC ("Silverpeak"), one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on February 2, 2016.  The Central Index Key number for Silverpeak is 0001624053.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted.  As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases (collectively, the “Additional Complaints”) alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the same court by RMBS investors in these and other transactions, and these cases have been consolidated before the same judge. On January 19, 2016, an order was entered in connection with the Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Complaint; the District Court also allowed Plaintiffs to file amended complaints if they so chose, and three amended complaints have been filed. There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 7.  Change in Sponsor Interest in the Securities.

None

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Wells Fargo Commercial Mortgage Trust 2015-LC20, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	02/18/2016	$103,832.12
Current Distribution Date:	03/17/2016	$3,382.76

Interest Reserve Account Balance
Prior Distribution Date:	02/18/2016	$100,199.95
Current Distribution Date:	03/17/2016	$0.00
Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-LC20, relating to the March 17, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc.

(Depositor)

/s/ Anthony Sfarra

Anthony Sfarra, President

Date: March 30, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Wells Fargo Commercial Mortgage Trust 2015-LC20, relating to the March 17, 2016 distribution.